FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05468

The High Yield Plus Fund, Inc.

(Exact name of registrant as specified in charter)

100 Mulberry Street, Gateway Center Three, 4th Floor, Newark, NJ 07102

(Address of principal executive offices) (Zip Code)

Deborah A. Docs, Esq.

100 Mulberry Street, Gateway Center Three, 4th Floor, Newark, NJ 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year-end: March 31, 2005

Date of reporting period: June 30, 2005

Item 1. Proxy Voting Record

The High Yield Plus Fund, Inc. held no voting securities during the period covered by this report. No records are attached.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The High Yield Plus Fund, Inc.

By

/s/ Grace C. Torres Grace C. Torres, Principal Financial Officer

Date: August 12, 2005